Financial instruments - Net Positions Awaiting Final Pricing (Details)	12 Months Ended
	Dec. 31, 2023 $ / lb $ / Ounce lb oz	Dec. 31, 2022 $ / lb $ / Ounce lb oz
Financial Instruments [Abstract]
Amount of copper mark-to-market adjustments | lb	11,850,994	17,439,697
Amount of gold mark-to-market adjustments | oz	26,889	33,672
Amount of molybdenum mark-to-market adjustments | lb	102,599	563,302
Mark-to-market, average price per unit, copper | $ / lb	3.89	3.81
Mark-to-market Average Price Per Unit | $ / Ounce	2,074	1,831
Mark-to-market, average price per unit, molybdenum | $ / lb	20.09	26.88
Amount of molybdenum mark-to-market adjustments, purchases | lb	1,404,923	3,308,436
Mark-to-market, average price per unit, molybdenum, purchases | $ / lb	18.88	31.00